COVA FINANCIAL LIFE INSURANCE COMPANY
                       COVA VARIABLE ANNUITY ACCOUNT FIVE

                      Supplement dated November 13, 1998 to
                          Prospectus dated May 1, 1998

This supplement should be attached to your copy of the Prospectus for the variable annuity contracts issued by Cova Financial Life Insurance Company ("Cova Life") and Cova Variable Annuity Account Five ("Variable Account Five").

Shares of the MFS/Foreign & Colonial Emerging Markets Equity Series of the MFS Variable Insurance Trust are no longer offered for sale. No initial purchase payments, additional purchase payments, Dollar Cost Averaging or transfers will be allowed into this Series. All other investment options remain available to you.

                        CUSTOMER SERVICE: (800) 343-8496
                 Issued by Cova Financial Life Insurance Company
                     Distributed by: Cova Life Sales Company
                           One Tower Lane, Suite 3000
                      Oakbrook Terrace, Illinois 60181-4644

CC-4139(11/98)

                      COVA FINANCIAL LIFE INSURANCE COMPANY

                       COVA VARIABLE ANNUITY ACCOUNT FIVE

                      Supplement dated October 28, 1998 to

                          Prospectus dated May 1, 1998

The following information is in addition to certain information contained in your prospectus for the Cova variable annuity.

1. The following paragraph is added to Section 4 - Investment Options - Dollar Cost Averaging:

     Cova reserves the right to modify, terminate or suspend the Dollar Cost Averaging Program.

2. The following information for the period ended June 30, 1998 is added to Appendix A - Condensed Financial Information:

                                                              Period
                                                              Ended
                                                              6/30/98
                                                            (unaudited)
                                                            -----------
COVA SERIES TRUST

Managed by Lord, Abbett & Co.

Bond Debenture Sub-Account
Beginning of Period                                           $12.88
End of Period                                                 $13.51
Number of Accum. Units Outstanding                           514,574

Mid-Cap Value Sub-Account
Beginning of Period                                           $10.47
End of Period                                                 $11.21
Number of Accum. Units Outstanding                           35, 910

Developing Growth Sub-Account
Beginning of Period                                           $10.53
End of Period                                                 $11.31
Number of Accum. Units Outstanding                            39,321

Large Cap Research Sub-Account
Beginning of Period                                           $10.76
End of Period                                                 $11.34
Number of Accum. Units Outstanding                            11,717

Managed by J.P. Morgan Investment
Management Inc.

Select Equity Sub-Account
Beginning of Period                                           $14.05
End of Period                                                 $15.80
Number of Accum. Units Outstanding                           928,711

Small Cap Stock Sub-Account
Beginning of Period                                           $13.49
End of Period                                                 $14.02
Number of Accum. Units Outstanding                           604,932

International Equity Sub-Account
Beginning of Period                                           $11.46
End of Period                                                 $13.06
Number of Accum. Units Outstanding                           702,336

Quality Bond Sub-Account
Beginning of Period                                           $11.16
End of Period                                                 $11.53
Number of Accum. Units Outstanding                           332,630

Large Cap Stock Sub-Account
Beginning of Period                                           $14.89
End of Period                                                 $17.66
Number of Accum. Units Outstanding                           938,807

LORD ABBETT SERIES FUND, INC.
Growth and Income Sub-Account
Beginning of Period                                           $30.84
End of Period                                                 $33.66
Number of Accum. Units Outstanding                           987,161

GENERAL AMERICAN CAPITAL COMPANY
Money Market Sub-Account
Beginning of Period                                           $10.67
End of Period                                                 $10.89
Number of Accum. Units Outstanding                            50,373

AIM VARIABLE INSURANCE FUNDS, INC.

AIM V.I. Capital Appreciation Sub-Account
Beginning of Period                                           $10.00
End of Period                                                 $11.24
Number of Accum. Units Outstanding                               197

AIM V.I. International Equity Sub-Account
Beginning of Period                                           $10.00
End of Period                                                 $11.83
Number of Accum. Units Outstanding                             7,499

AIM V.I. Value Sub-Account
Beginning of Period                                           $10.00
End of Period                                                 $11.80
Number of Accum. Units Outstanding                             3,207

MFS VARIABLE INSURANCE TRUST

MFS Emerging Growth Sub-Account
Beginning of Period                                           $10.00
End of Period                                                 $12.08
Number of Accum. Units Outstanding                            23,507

MFS Research Sub-Account
Beginning of Period                                           $10.00
End of Period                                                 $11.81
Number of Accum. Units Outstanding                            12,520

MFS Growth With Income Sub-Account
Beginning of Period                                           $10.00
End of Period                                                 $11.54
Number of Accum. Units Outstanding                            34,700

MFS High Income Sub-Account
Beginning of Period                                           $10.00
End of Period                                                 $10.42
Number of Accum. Units Outstanding                            7,496

MFS World Governments Sub-Account
Beginning of Period                                           $10.00
End of Period                                                 $10.17
Number of Accum. Units Outstanding                            325

MFS/Foreign & Colonial Emerging Markets Equity Sub-Account
Beginning of Period                                           $10.00
End of Period                                                 $ 8.69
Number of Accum. Units Outstanding                            1,940

VARIABLE INSURANCE PRODUCTS FUND

VIP Growth Sub-Account                                        $10.00
Beginning of Period                                           $11.27
End of Period                                                     10
Number of Accum. Units Outstanding

VIP Equity-Income Sub-Account
Beginning of Period                                           $10.00
End of Period                                                 $10.62
Number of Accum. Units Outstanding                                10

VARIABLE INSURANCE PRODUCTS FUND II

VIP II Contrafund Sub-Account
Beginning of Period                                           $10.00
End of Period                                                 $11.20
Number of Accum. Units Outstanding                                10

VARIABLE INSURANCE PRODUCTS FUND III

VIP III Growth Opportunities Sub-Account
Beginning of Period                                           $10.00
End of Period                                                 $10.58
Number of Accum. Units Outstanding                                10

VIP III Growth & Income Sub-Account
Beginning of Period                                           $10.00
End of Period                                                 $11.11
Number of Accum. Units Outstanding                                10

The investment start date for the investment portfolios managed by A I M Advisors, Inc. and Massachusetts Financial Services Company was January 2, 1998. The investment start date for the investment portfolios managed by Fidelity Management & Research Company was February 17, 1998.

3.   The following  information replaces the information contained in Appendix B
     - Performance Information:

FUTURE PERFORMANCE WILL VARY AND THE RESULTS SHOWN ARE NOT NECESSARILY REPRESENTATIVE OF FUTURE RESULTS.

Note: The figures in Part 1 and Part 2 below present investment performance information for the periods ended June 30, 1998. While these numbers represent the returns as of that date, they do not represent performance information of the portfolios since that date. Performance information for the periods after June 30, 1998 may be significantly different (lower) than the numbers shown below.

PART 1

The portfolios listed below began operations before June 30, 1998. As a result, performance information is available for the accumulation unit values investing in these portfolios.

Column A presents performance figures for the accumulation units which reflect the insurance charges as well as the fees and expenses of the investment portfolio. Column B presents performance figures for the accumulation units which reflect the insurance charges, the contract maintenance charge, the fees and expenses of the investment portfolio, and assume that you make a withdrawal at the end of the period and therefore the withdrawal charge is reflected. The inception dates shown below reflect the dates the Separate Account first invested in the Portfolio. The performance returns for accumulation units investing in the portfolios in existence for less than one year are not annualized.

PART 1       COVA SERIES TRUST
             AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED 6/30/98

                                                                  Accumulation
                                                  Column A        Unit Performance
                                                 (reflects                               Column B
                                                 insurance                              (reflects
                                                 charges and                             all charges
                         Separate Account        portfolio                               and portfolio
                         Inception Date          expenses)                               expenses)
Portfolio                in Portfolio            1 yr          5 yrs     since           1 yr         5 yrs      since
-----------------        ----------------        ----------    --------  -------------   ----------   ---------  ----------
                                                                         inception                               inception
                                                                        -------------                           ----------

Select Equity                5/15/96              22.89%          --      23.95%           17.76%         --       22.11%
Small Cap Stock              5/15/96              16.63%          --      17.20%           11.51%         --       15.25%
International Equity         5/14/96               8.34%          --      13.34%            3.23%         --       11.33%
Quality Bond                 5/20/96               8.94%          --       6.94%            3.83%         --        4.79%
Large Cap Stock              5/16/96              29.38%          --      30.67%           24.25%         --       28.90%
Bond Debenture               5/20/96              11.92%          --      15.30%            6.81%         --       13.30%
Mid-Cap Value                11/7/97                --            --      11.55%             --           --        6.44%
Large Cap Research           2/17/98                --            --       5.47%             --           --        0.36%
Developing Growth            11/7/97                --            --       4.45%             --           --       -0.65%


PART 1       LORD ABBETT SERIES FUND, INC.
             AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED 6/30/98

                                                                 Accumulation
                                                  Column A       Unit Performance
                                                 (reflects                               Column B
                                                 insurance                              (reflects
                                                 charges and                             all charges
                         Separate Account        portfolio                               and portfolio
                         Inception Date          expenses)                               expenses)
Portfolio                in Portfolio            1 yr               since           1 yr           since
-----------------        ----------------        ----------     -------------   ----------        ----------
                                                                   inception                      inception
                                                                 -------------                    ----------
Growth and Income           7/20/95               15.78%            20.27%         10.66%          19.07%


PART 1      GENERAL AMERICAN CAPITAL COMPANY
            AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED 6/30/98


                                                                  Accumulation
                                                  Column A        Unit Performance
                                                 (reflects                               Column B
                                                 insurance                              (reflects
                                                 charges and                             all charges
                         Separate Account        portfolio                               and portfolio
                         Inception Date          expenses)                               expenses)
Portfolio                in Portfolio            1 yr             since           1 yr            since
-----------------        ----------------        ----------       -------------   ----------      ----------
                                                                  inception                       inception
                                                                  -------------                   ----------

Money Market                 12/4/97               ----              2.36%          ---            -2.74%


PART 1       VARIABLE INSURANCE PRODUCTS FUND
             AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED 6/30/98


                                       Accumulation   Unit     Performance
                                      Column   A                     Column B
                    Separate          (reflects insurance            (reflects all
                    Account           charges and                    charges and
                    Inception         portfolio expenses)            portfolio expenses)
Portfolio           Date in           1 yr         since         1 yr        since
                    Portfolio                      inception                 inception
----------------    ---------       --------       ---------  -------------  ----------

VIP Growth           2/17/98          --             12.66%        --          7.55%

VIP Equity-Income    2/17/98          --              6.33%        --          1.22%


PART 1       VARIABLE INSURANCE PRODUCTS FUND II
             AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED 6/30/98

                                      Accumulation   Unit     Performance
                                      Column   A                     Column B
                    Separate          (reflects insurance            (reflects all
                    Account           charges and                    charges and
                    Inception         portfolio expenses)            portfolio expenses)
Portfolio           Date in           1 yr         since         1 yr        since
                    Portfolio                      inception                 inception
----------------    ---------       --------       ---------  -------------  ----------

VIP II Contrafund    2/17/98           --            12.02%        --           6.91%


PART 1            VARIABLE INSURANCE PRODUCTS FUND III
                  AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED 6/30/98


                                       Accumulation   Unit     Performance
                                      Column   A                     Column B
                    Separate          (reflects insurance            (reflects all
                    Account           charges and                    charges and
                    Inception         portfolio expenses)            portfolio expenses)
Portfolio           Date in           1 yr         since         1 yr        since
                    Portfolio                      inception                 inception
----------------    ---------       --------       ---------  -------------  ----------


VIP III Growth       2/17/98           --            6.45%         --           1.34%
Opportunities

VIP III Growth       2/17/98           --           11.42%         --           6.31%
& Income


PART 1            AIM VARIABLE INSURANCE FUNDS, INC.
                  AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED 6/30/98

                                      Accumulation   Unit     Performance
                                      Column   A                     Column B
                    Separate          (reflects insurance            (reflects all
                    Account           charges and                    charges and
                    Inception         portfolio expenses)            portfolio expenses)
Portfolio           Date in           1 yr         since         1 yr        since
                    Portfolio                      inception                 inception
----------------    ---------       --------       ---------  -------------  ----------

AIM V.I. Capital     1/2/98           --             12.45%        --           7.34%
Appreciation

AIM V.I.             1/2/98           --             18.34%        --          13.22%
International
Equity

AIM V.I. Value       1/2/98           --             17.98%        --          12.86%


PART 1            MFS VARIABLE INSURANCE TRUST
                  AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED 6/30/98

                                           Accumulation   Unit     Performance
                                           Column   A                     Column B
                         Separate          (reflects insurance            (reflects all
                         Account           charges and                    charges and
                         Inception         portfolio expenses)            portfolio expenses)
Portfolio                Date in           1 yr         since         1 yr        since
                         Portfolio                      inception                 inception
----------------         ---------       --------       ---------  -------------  ----------

MFS Emerging Growth       1/2/98            --            20.82%        --          15.70%
MFS Research              1/2/98            --            18.14%        --          13.03%
MFS Growth With Income    1/2/98            --            15.43%        --          10.32%
MFS High Income           1/2/98            --             4.15%        --          -0.95%
MFS World Governments     1/2/98            --             1.66%        --          -3.45%
MFS/Foreign & Colonial
 Emerging Markets Equity  1/2/98            --           -13.12%        --         -18.20%


PART 2

Certain investment portfolios ("Existing Funds") have been in existence for some time and therefore have an investment performance history. In order to show how investment performance of the Existing Funds affects accumulation unit values, we have developed performance information.

The chart below shows the investment performance of the Existing Funds and the accumulation unit performance calculated by assuming that accumulation units were invested in the Existing Funds for the same periods.

The performance figures in Column A for the Existing Funds reflect the fees and expenses paid by the Portfolio. Column B presents performance figures for the accumulation units which reflect the insurance charges as well as the fees and expenses of the Portfolio. Column C presents performance figures for the accumulation units which reflect the insurance charges, the contract maintenance charge, the fees and expenses of the Portfolio and assumes that you make a withdrawal at the end of the period and therefore the withdrawal charge is reflected.


PART 2             COVA SERIES TRUST
                  AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED 6/30/98:

                                        Fund Performance            Accumulation Unit Performance
                                        Column A                      Column B                    Column C
                                                                    (reflects insurance charges  (reflects all charges
                                                                    and portfolio expenses)       and portfolio expenses)
                                      ------------------          ------------------------------------------------------
                      Portfolio
                      inception                      since                          since                           since
Portfolio             date            1 yr   5 yrs inception       1 yr    5 yrs   inception       1 yr   5 yrs   inception
--------------        ----------     -----   ----- ---------       ----    -----   ---------       ----   ------  ---------
Select Equity           5/1/96       24.53%   ---    24.74%        22.89%   --       23.01%        17.76%   --       21.19%
Small Cap Stock         5/1/96       18.26%   ---    15.84%        16.63%   --       14.20%        11.51%   --       12.25%
International Equity    5/1/96        9.88%   ---    13.62%         8.34%   --       12.00%         3.23%   --       10.01%
Quality Bond            5/1/96       10.49%   ---     8.70%         8.94%   --        7.28%         3.83%   --        5.20%
Large Cap Stock         5/1/96       31.23%   ---    31.80%        29.38%   --       29.99%        24.25%   --       28.27%
Bond Debenture          5/1/96       13.53%   ---    15.99%        11.92%   --       14.39%         6.81%   --       12.44%
Mid-Cap Value          8/20/97        ---     ---    13.08%          --     --       12.10%          --     --        6.87%
Large Cap Research     8/20/97        ---     ---    14.52%          --     --       13.44%          --     --        8.21%
Developing Growth      8/20/97        ---     ---    14.19%          --     --       13.14%          --     --        7.91%


PART 2            GENERAL AMERICAN CAPITAL COMPANY MONEY MARKET FUND
                  AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED 6/30/98:


                                         Fund    Performance                      Accumulation    Unit     Performance
                                   Column A                         Column   B                             Column   C
                                                                    (reflects insurance                   (reflects all
                                                                    charges and                            charges and
                   Portfolio                                        portfolio expenses)                    portfolio expenses)
                   inception
Portfolio          date           1 yr   5 yrs        10 yrs     1 yr       5 yrs         10 yrs         1 yr      5 yrs     10 yrs
----------------   ---------  ---------  ------  ------------   -------    ---------      -------------  -------  ---------  ------

Money Market        10/1/87     5.76%     5.15%     6.02%         4.36%      3.75%           4.62%       -0.74%    -0.85%     4.52%

PART 2             LORD ABBETT SERIES FUND, INC.
                  AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED 6/30/98:




                                         Fund    Performance                      Accumulation    Unit     Performance
                                   Column A                         Column   B                             Column   C
                                                                    (reflects insurance                   (reflects all
                                                                    charges and                            charges and
                   Portfolio                                        portfolio expenses)                    portfolio expenses)
                   inception                        Since                                 Since                            Since
Portfolio          date           1 yr   5 yrs    inception      1 yr       5 yrs        inception        1 yr      5 yrs  inception
----------------   ---------  ---------  ------  ------------   -------    ---------     ----------      -------  ---------  -------

Growth and Income   12/11/89    17.30%   18.37%     16.83%        15.78%      16.73%        15.24%        10.66%     16.12%   15.12%

PART 2             VARIABLE INSURANCE PRODUCTS FUND
                  AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED 6/30/98:


                                         Fund    Performance                      Accumulation    Unit     Performance
                                   Column A                         Column   B                             Column   C
                                                                    (reflects insurance                   (reflects all
                                                                    charges and                            charges and
                   Portfolio                                        portfolio expenses)                    portfolio expenses)
                   inception
Portfolio          date           1 yr   5 yrs        10 yrs     1 yr       5 yrs         10 yrs         1 yr      5 yrs     10 yrs
----------------   ---------  ---------  ------  ------------   -------    ---------     -------------  -------  ---------   -------

VIP Growth          10/9/86     29.93%   19.56%     16.58%       27.83%     18.16%         15.18%        22.73%   13.56%      15.08%

VIP Equity-Income   10/9/86     21.65%   20.01%     14.97%       20.25%     18.61%         13.57%        15.15%   14.01%      13.47%


PART 2            VARIABLE INSURANCE PRODUCTS FUND II
                  AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED 6/30/98:


                                         Fund    Performance                                    Accumulation    Unit     Performance
                                   Column A                         Column   B                     Column   C
                                                                    (reflects insurance           (reflects all
                                                                    charges and                   charges and
                   Portfolio                                        portfolio expenses)           portfolio expenses)
                   inception                     Performance                           since                      Performance
Portfolio          date           1 yr           since inception    1 yr             inception         1 yr       since Inception
----------------   ---------  -----------------  ---------------   -------          -------------     -----     ----------------

VIP II Contrafund   1/3/95        29.82%            29.34%         28.42%              27.94%         23.32%        23.34%


PART 2            VARIABLE INSURANCE PRODUCTS FUND III
                  AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED 6/30/98:

                                         Fund    Performance                                    Accumulation    Unit     Performance
                                   Column A                         Column   B                     Column   C
                                                                    (reflects insurance           (reflects all
                                                                    charges and                   charges and
                   Portfolio                                        portfolio expenses)           portfolio expenses)
                   inception                     Performance                         Since                  Performance
Portfolio          date           1 yr           since inception    1 yr             inception    1 yr       since Inception
----------------   ---------  -----------------  ---------------    -------          -------     -------    ----------------

VIP III Growth
Opportunities       1/3/95        25.31%           26.44%            23.91%           25.04%      18.81%        20.44%

VIP III Growth
  & Income          12/31/96      31.05%           31.39%            29.65%           29.99%      24.55%        25.39%



PART 2            AIM VARIABLE INSURANCE FUNDS, INC.
                  AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED 6/30/98:


                                         Fund    Performance                                    Accumulation    Unit     Performance
                                   Column A                         Column   B                     Column   C
                                                                    (reflects insurance           (reflects all
                                                                    charges and                   charges and
                   Portfolio                                        portfolio expenses)           portfolio expenses)
                   inception                     Performance                            Since                        Performance
Portfolio          date         1 yr    5 yrs    since inception    1 yr     5 yrs      inception   1 yr    5 yrs    since Inception
----------------   ---------  -----------------  ---------------    -----------------   ----------  ---------------  ---------------

AIM V.I. Capital
Appreciation       5/5/93      18.21%   19.66%       19.48%         16.81%   18.26%      18.08%     11.71%  13.66%       17.98%

AIM V.I.
International
Equity             5/5/93      13.76%   16.18%       15.40%         12.36%   14.78%      14.00%      7.26%  10.18%       13.90%

AIM V.I.
Value              5/5/93      26.33%   20.73%       21.62%         24.93%   19.33%      20.22%     19.83%  14.73%       20.12%

PART 2            MFS VARIABLE INSURANCE TRUST
                  AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED 6/30/98:


                                         Fund    Performance                                    Accumulation    Unit     Performance
                                   Column A                              Column   B                     Column   C
                                                                         (reflects insurance           (reflects all
                                                                          charges and                   charges and
                            Portfolio                                     portfolio expenses)           portfolio expenses)
                            inception                     Performance                     Since                       Performance
Portfolio                   date         1 yr           since inception      1 yr         inception      1 yr      since Inception
--------------              ---------  ---------------  ---------------     -------     -------------   -------    --------------

MFS Emerging Growth         7/24/95       33.72%           27.38%            32.32%       25.98%         27.22%      21.38%
MFS Research                7/26/95       25.78%           25.24%            24.38%       23.84%         19.28%      19.24%
MFS Growth With Income      10/9/95       27.77%           28.96%            26.37%       27.56%         21.27%      22.96%
MFS High Income             7/26/95       11.34%           12.15%             9.94%       10.75%          4.84%       6.15%
MFS World Governments       6/14/94        2.75%            4.85%             1.35%        3.45%         -3.75%      -1.15%
MFS/Foreign & Colonial
 Emerging Markets Equity    10/16/97        --            -21.39%              --        -22.38%           --       -27.48%


CC-4124(10/98)